Employee Benefits - Cash Flows Narrative (Details) $ in Millions	Dec. 31, 2019 USD ($)
Other Post-Retirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected amortization of prior service credit, next fiscal year	$ 0.2
Expected amortization of net gain, next fiscal year	0.8
Expected employer contributions during next fiscal year	4.0
U.S. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected amortization of net gain, next fiscal year	(68.0)
Expected employer contributions during next fiscal year	99.0
Foreign Plan | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected amortization of net gain, next fiscal year	(44.0)
U.K. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions during next fiscal year	5.0
Other | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions during next fiscal year	$ 19.0